Label	Element	Value
PartnerSelect SBH Focused Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PartnerSelect SBH Focused Small Value Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PartnerSelect SBH Focused Small Value Fund (the “SBH Focused Small Value Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the SBH Focused Small Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the SBH Focused Small Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The SBH Focused Small Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the SBH Focused Small Value Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SBH Focused Small Value Fund’s performance. During the most recent fiscal period, the SBH Focused Small Value Fund’s portfolio turnover rate was 27.18%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the SBH Focused Small Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SBH Focused Small Value Fund’s operating expenses remain the same. The cost for the SBH Focused Small Value Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SBH Focused Small Value Fund invests in the securities of smaller companies that the sub-advisor
to the Fund (the “manager” or
“sub-advisor”)
believes have strong appreciation potential. Under normal market conditions, the SBH Focused Small Value Fund’s portfolio is typically composed of between 20 and 40 stocks. Under normal market conditions, the SBH Focused Small Value Fund invests at least 80% of its net assets, in securities of small-sized
U.S. value companies, as measured by market capitalization at the time of acquisition. Concentration of investments in certain sectors – including, but not limited to, the financial, industrial, materials and technology sectors – may occur from time to time as a result of the implementation of the SBH Focused Small Value Fund’s investment strategy by the manager.
The manager may invest up to 15% of the SBH Focused Small Value Fund’s net assets in the securities of foreign companies, including those located in emerging markets. Litman Gregory defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.
By executing its investment strategy, the SBH Focused Small Value Fund seeks to:

•	leverage the efforts of an experienced, high quality manager;

•	access the favorite stock-picking ideas of the manager at any point in time; and

•	deliver a portfolio that is prudently diversified in terms of stocks (typically 20 to 40) and industries while still allowing the manager to focus on only its favorite stocks.
Litman Gregory defines a “small company” as one whose market capitalization falls below the market capitalization of the largest company in the Russell 2000
®
Index, which, as of February 28, 2021, was $23.468 billion. The Russell 2000
®
Index measures the
performance of 2,000
small-sized
companies with market capitalizations averaging $3.766 billion as of February 28, 2021. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value companies include, but are not limited to, those companies in the Russell 2000
®
Value Index.
Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The SBH Focused Small Value Fund’s investment manager may trade its portfolio frequently.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investment in stocks exposes shareholders of the SBH Focused Small Value Fund to the risk of losing money if the value of the stocks held by the Fund declines during the period an investor owns shares in the Fund. The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the SBH Focused Small Value Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the SBH Focused Small Value Fund’s net asset value per share, total return and/or ability to meet its objective.

•
Smaller Companies Risk.
The Fund may invest a portion of its assets in the securities of small- and, at times, mid-sized
companies. Securities of
small-cap
companies are generally more volatile and less liquid than the securities of large-cap
companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•
Market Risk.
As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund.

•
Public Health Emergency Risk
.
This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus
(“COVID-19”),
can result, and in the case of
COVID-19
is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of
COVID-19
or other health emergencies on global economic conditions and businesses is impossible to predict accurately.

Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•
Value Stock Risk.
 Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

•
Equity Securities Risk
.
This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized
companies, which tend to be more vulnerable to adverse developments than larger companies.

•
Foreign Investment Risk
.
This is the risk that an investment in foreign
(non-U.S.)
securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, and the political and economic climates and differences in financial reporting, accounting and auditing standards in the foreign countries where the Fund invests or has exposure.

•
Emerging Markets Risk
: This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•
Currency Risk
: This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign
(non-U.S.)
currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign
(non-U.S.)
currencies.

•
Large Shareholder Purchase and Redemption Risk.
 The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•
Sector Weightings Risk.
To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.

¡
Financial Sector Risk.
The Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

¡
Industrial Sector Risk.
The Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

¡
Materials Sector Risk.
The Fund may invest a portion of its assets in the materials sector. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

¡
Technology Sector Risk.
The Fund may invest a portion of its assets in the technology sector, which is a highly volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•
Investment Selection Risk.
The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the SBH Focused Small Value Fund to the risk of losing money if the value of the stocks held by the Fund declines during the period an investor owns shares in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the SBH Focused Small Value Fund commenced operations on July 31, 2020, no performance information is presented at this time. Once the SBH Focused Small Value Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. Updated performance information is available on the SBH Focused Small Value Fund’s website at www.partnerselectfunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the SBH Focused Small Value Fund commenced operations on July 31, 2020, no performance information is presented at this time. Once the SBH Focused Small Value Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.partnerselectfunds.com
PartnerSelect SBH Focused Small Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	536
Five Years	rr_ExpenseExampleYear05	1,015
Ten Years	rr_ExpenseExampleYear10	$ 2,339

[1]	Litman Gregory Fund Advisors, LLC (“Litman Gregory”), the advisor to the SBH Focused Small Value Fund, has contractually agreed to limit the Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses) through April 30, 2022 to an annual rate of 1.15% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory. Litman Gregory may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Any fee waiver or expense reimbursement made by Litman Gregory pursuant to this agreement is subject to the repayment by the Fund only within three (3) years of the date such amounts were waived or reimbursed, provided that the repayment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of repayment, and the repayment is approved by the Board.
[2]	Litman Gregory has contractually agreed through April 30, 2022, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Fund’s daily net assets retained by Litman Gregory is 1.15%. This agreement may be terminated at any time by the Board of the Trust upon sixty (60) days’ written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement at its expiration on April 30, 2022 by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. While Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement, Litman Gregory may be reimbursed for non-advisory related expenses.